FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Industry	Number of Shares	Cost	Fair Value(c)
Real Estate Funds—40.7%
Blackstone Property Partners, LP	Real Estate	2,894	$3,972	$4,053
Brookfield Premier Real Estate Partners	Real Estate	1,635	2,104	2,277
CBRE U.S. Core Partners, LP	Real Estate	1,508,990	2,116	2,247
Clarion Lion Properties Fund	Real Estate	2,743	4,080	4,325
JPMorgan U.S. Real Estate Core Mezzanine Debt Fund	Real Estate	12,094	1,223	1,253
RREEF Core Plus Industrial Fund	Real Estate	11,887	1,505	1,634
Total Real Estate Funds			$15,000	$15,789

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—9.3%
Academy, Ltd., L+400, 1.0% Floor, 7/1/22	(d) (e)	Retail	$26	$12	$23
Accuride Corp., L+525, 1.0% Floor, 11/17/23	(e)	Auto Parts & Equipment	323	309	220
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/21	(d) (e)	Advertising	154	136	147
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/25	(d) (e)	Healthcare-Services	148	146	148
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/25	(d) (e)	Iron/Steel	68	68	52
Amneal Pharmaceuticals, LLC, L+350, 5/4/25	(d) (e)	Pharmaceuticals	30	28	28
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d) (e)	Oil & Gas	280	265	277
Belk, Inc., L+675, 1.0% Floor, 7/31/25	(e)	Retail	585	528	255
California Resources Corp., L+475, 12/31/22	(d) (e) (f) (g) (h)	Oil & Gas	209	194	81
Cornerstone OnDemand, Inc., L+425, 4/22/27	(d) (e)	Software	45	44	45
CSM Bakery Solutions LLC, L+625, 1.0% Floor, 1/4/22	(e)	Food	161	147	151
Dex Media, Inc., L+900, 1.0% Floor, 12/29/23	(d) (e) (f)	Software	211	206	198
Digicel International Finance Limited, L+325, 5/28/24	(d) (e)	Telecommunications	65	53	56
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/25	(d) (e)	Commercial Services	67	65	65
EIF Van Hook Holdings, LLC, L+525, 9/5/24	(e)	Pipelines	378	373	242
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/24	(d) (e)	Pharmaceuticals	69	64	67
Green Energy Partners/Stonewall LLC, L+550, 1.0% Floor, 11/12/21	(d) (e)	Electric	110	90	97
Hummel Station, LLC, L+375, 4/27/22	(d) (e)	Oil & Gas	56	50	52
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d) (e)	Oil & Gas	5	4	4
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d) (e)	Oil & Gas	12	11	11
Hummel Station, LLC, L+375, 4/27/22	(d) (e) (i)	Oil & Gas	5	4	4
Hummel Station, LLC, L+375, 4/27/22	(d) (e) (i)	Oil & Gas	4	3	3
Hummel Station, LLC, L+375, 4/27/22	(d) (e)	Oil & Gas	2	2	2
Illuminate Buyer, LLC, L+400, 6/30/27	(d) (e)	Chemicals	25	24	25
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/23	(e)	Retail	36	35	27
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d) (e) (f)	Electric	266	220	227
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d) (e) (f)	Electric	15	12	13
Mileage Plus Holdings LLC, L+525, 1.0% Floor, 6/21/27	(d) (e)	Airlines	30	29	30
Montreign Resort Casino, L+225, 3/22/21	(d) (e)	Entertainment	40	38	37
Northwest Fiber, LLC, L+550, 4/30/27	(d) (e)	Internet	175	166	174
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/22	(d) (e)	Pharmaceuticals	71	70	65
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/24	(d) (e)	Entertainment	63	62	64
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d) (e)	Healthcare-Services	49	47	46
Rent-A-Center, Inc., L+450, 8/5/26	(d) (e)	Commercial Services	69	69	68
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/21	(d) (e)	Oil & Gas	172	164	26

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
SGS Cayman, L.P., L+538, 1.0% Floor, 4/23/21	(e)	Commercial Services	$82	$81	$70
Summer (BC) Lux Consolidator S.C.A., L+475, 12/4/26	(d) (e)	Advertising	7	6	7
Sutherland Global Services, Inc., L+538, 1.0% Floor, 4/23/21	(e)	Computers	352	347	302
Syncsort, Inc., L+625, 8/16/24	(d) (e)	Software	32	32	32
Tibco Software Inc., L+375, 6/30/26	(d) (e)	Software	13	13	13
TopGolf International, Inc., L+550, 2/8/26	(d) (e)	Leisure Time	79	78	75
UTEX Industries Inc., P+500, 5/22/21	(d) (e) (g) (h)	Miscellaneous Manufacturer	232	228	65
Verscend Holding Corp., L+450, 8/27/25	(d) (e)	Commercial Services	15	13	15
Total Senior Secured Loans—First Lien				$4,536	$3,609
Unfunded Loan Commitments				(7)	(7)
Net Total Senior Secured Loans—First Lien				$4,529	$3,602
Senior Secured Loans—Second Lien—0.4%
Comet Acquisition, Inc., L+750, 10/26/26	(e)	Healthcare-Services	$44	$43	$39
Emerald Performance Materials, LLC, L+675, 1.0% Floor, 8/1/22	(e)	Chemicals	46	46	45
Metro-Goldwyn-Mayer Inc., L+450, 1.0% Floor, 7/3/26	(d) (e)	Media Entertainment	25	23	24
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d) (e)	Computers	20	19	16
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/22	(d) (e) (g) (h)	Miscellaneous Manufacturer	170	169	22
Total Senior Secured Loans—Second Lien				$300	$146
Senior Secured Bonds—9.6%
1011778 BC ULC / New Red Finance Inc., 5.0%, 10/15/25	(d) (j) (k)	Retail	$76	$78	$78
Altice France Holding SA, 8.0%, 5/15/27	(d)	Telecommunications	€200	242	254
Altice France SA, 5.5%, 1/15/28	(d) (k)	Telecommunications	$200	200	211
Altice France SA, 3.4%, 1/15/28	(d) (j)	Telecommunications	€245	251	283
BCD Acquisition, Inc., 9.6%, 9/15/23	(d) (j) (k)	Auto Manufacturers	$103	106	101
Builders FirstSource, Inc., 6.8%, 6/1/27	(d) (j) (k)	Building Materials	8	7	9
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/25	(d) (j) (k)	Retail	49	51	53
California Resources Corp., 8.0%, 12/15/22	(d) (g) (h) (j) (k)	Oil & Gas	215	9	4
California Resources Corp., 8.0%, 12/15/22	(d) (g) (h) (j)	Oil & Gas	4	—	—
Calpine Corp., 5.3%, 6/1/26	(d) (j) (k)	Electric	17	17	18
Carnival Corp., 10.5%, 2/1/26	(d) (k)	Leisure Time	57	57	59
Colt Merger Sub, Inc., 6.3%, 7/1/25	(d) (j) (k)	Entertainment	40	40	42
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/25	(d) (j) (k)	Oil & Gas Services	68	69	58
Dell International LLC/EMC Corp., 8.1%, 7/15/36	(d) (j) (k)	Computers	30	38	41
Dell International LLC/EMC Corp., 4.9%, 10/1/26	(d) (j) (k)	Computers	19	20	21
Dell International LLC/EMC Corp., 6.1%, 7/15/27	(d) (j) (k)	Computers	29	29	34
Denbury Resources, Inc., 7.8%, 2/15/24	(d) (g) (h) (k)	Oil & Gas	23	18	10
Denbury Resources, Inc., 9.3%, 3/31/22	(d) (g) (h) (k)	Oil & Gas	155	156	66
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(d) (k)	Telecommunications	200	200	202
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(d) (j) (k)	Pharmaceuticals	39	40	42
Frontier Communications Corp., 8.0%, 4/1/27	(d) (g) (h) (j) (k)	Telecommunications	48	49	50

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Frontier Communications Corp., 8.5%, 4/1/26	(d) (g) (h) (j) (k)	Telecommunications	$251	$236	$248
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d) (j) (k)	Entertainment	24	25	19
Hudbay Minerals, Inc., 7.6%, 1/15/25	(d) (j) (k)	Mining	75	76	76
JW Aluminum Continuous Cast Co., 10.3%, 6/1/26	(d) (j) (k)	Mining	91	92	95
L Brands, Inc., 6.9%, 7/1/25	(d) (j) (k)	Retail	68	68	73
L Brands, Inc., 6.9%, 11/1/35	(d) (j)	Retail	47	42	45
L Brands, Inc., 6.8%, 7/1/36	(d) (j)	Retail	60	50	58
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(d) (j) (k)	Entertainment	121	123	130
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(d) (j) (k)	Airlines	79	78	82
Navistar International Corp., 9.5%, 5/1/25	(d) (k)	Auto Manufacturers	35	35	40
Northern Oil and Gas, Inc., 8.5%, 5/15/23 (8.5% Cash + 1.0% PIK)	(d)	Oil & Gas	3	3	3
Pacific Drilling SA, 8.4%, 10/1/23	(d) (j) (k)	Oil & Gas	58	52	13
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(d) (k)	Pharmaceuticals	88	78	94
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.5%, 6/1/25	(d) (j) (k)	Real Estate Investment Trusts	114	114	122
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(d) (j) (k)	Commercial Services	28	28	29
QVC, Inc., 4.4%, 3/15/23	(d) (j)	Retail	24	22	25
QVC, Inc., 4.5%, 2/15/25	(d) (j)	Retail	23	21	24
QVC, Inc., 4.8%, 2/15/27	(d) (j)	Retail	12	10	12
Royal Caribbean Cruises Ltd., 10.9%, 6/1/23	(d) (j) (k)	Leisure Time	26	26	28
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(d) (j) (k)	Leisure Time	110	108	121
Solocal Group, 8.0%, 3/15/22 (3 mo. EURIBOR + 7.0%)	(d) (l)	Internet	€174	196	141
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/26	(d)	Advertising	100	110	114
Talen Energy Supply LLC, 6.6%, 1/15/28	(d) (j) (k)	Electric	$74	73	75
Talen Energy Supply LLC, 7.6%, 6/1/28	(d) (k)	Electric	14	14	15
Teekay Corp., 9.3%, 11/15/22	(d) (j) (k)	Transportation	92	92	90
Unique Pub Finance Co. Plc, 5.7%, 6/30/27	(d)	Real Estate	£10	14	13
Urban One, Inc., 7.4%, 4/15/22	(d) (j) (k)	Media Entertainment	$55	54	49
Vantage Drilling International, 9.3%, 11/15/23	(d) (j) (k)	Oil & Gas	186	183	121
Viking Cruises Ltd., 13.0%, 5/15/25	(d) (j) (k)	Leisure Time	67	65	73
Wyndham Destinations, Inc., 4.6%, 3/1/30	(d) (j) (k)	Lodging	51	51	47
Total Senior Secured Bonds				$3,816	$3,711
Unsecured Bonds—19.2%
Accor SA, 4.4% 1/30/24 (fixed, converts to FRN on 1/30/24)	(d) (j) (l) (m)	Lodging	$100	$102	$113
AG Merger Sub II, Inc., 10.8%, 8/1/27	(d) (j) (k)	Diversified Financial Services	28	28	29
AHP Health Partners, Inc., 9.8%, 7/15/26	(d) (j) (k)	Healthcare-Services	78	73	83
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(d) (j) (k)	Food	29	27	31
ArcelorMittal SA, 7.3%, 10/15/39	(d) (j)	Iron/Steel	23	27	30
Aruba Investments, Inc., 8.8%, 2/15/23	(d) (j) (k)	Chemicals	152	153	157
Ball Corp., 4.0%, 11/15/23	(d) (j)	Packaging & Containers	15	16	16
Bausch Health Companies, Inc., 7.0%, 1/15/28	(d) (j) (k)	Pharmaceuticals	18	18	20
Bausch Health Companies, Inc., 5.0%, 1/30/28	(d) (j) (k)	Pharmaceuticals	45	45	45
Bausch Health Companies, Inc., 6.3%, 2/15/29	(d) (j) (k)	Pharmaceuticals	111	111	118
Bausch Health Companies, Inc., 7.3%, 5/30/29	(d) (j) (k)	Pharmaceuticals	33	37	36
Bausch Health Companies, Inc., 5.3%, 1/30/30	(d) (j) (k)	Pharmaceuticals	29	29	30
Boardwalk Pipelines LP, 4.5%, 7/15/27	(d) (j)	Pipelines	16	16	17

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Boardwalk Pipelines LP, 4.8%, 5/3/29	(d) (j)	Pipelines	$20	$21	$22
Buckeye Partners LP, 4.2%, 7/1/23	(d) (j)	Pipelines	3	3	3
Buckeye Partners LP, 4.4%, 10/15/24	(d) (j)	Pipelines	11	10	11
Buckeye Partners LP, 4.1%, 3/1/25	(d) (j) (k)	Pipelines	10	9	10
Buckeye Partners LP, 4.0%, 12/1/26	(d) (j)	Pipelines	62	55	62
Buckeye Partners LP, 4.1%, 12/1/27	(d) (j)	Pipelines	8	7	8
Buckeye Partners LP, 4.5%, 3/1/28	(d) (j) (k)	Pipelines	9	8	9
California Resources Corp., 5.5%, 9/15/21	(d) (g) (h) (j)	Oil & Gas	18	1	1
California Resources Corp., 6.0%, 11/15/24	(d) (g) (h) (j)	Oil & Gas	6	—	—
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(d) (j) (k)	Media Entertainment	51	53	54
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/29	(d) (j) (k)	Media Entertainment	145	154	159
CDK Global, Inc., 5.3%, 5/15/29	(d) (j) (k)	Software	12	12	13
Centene Corp., 5.4%, 6/1/26	(d) (j) (k)	Healthcare-Services	27	29	29
Central Garden & Pet Co., 5.1%, 2/1/28	(d) (j)	Household Products/Wares	44	44	47
Cheniere Energy Partners LP, 5.6%, 10/1/26	(d) (j)	Pipelines	103	102	109
Cheniere Energy Partners LP, 4.5%, 10/1/29	(d)	Pipelines	25	18	26
Colt Merger Sub, Inc., 8.1%, 7/1/27	(d) (j) (k)	Entertainment	48	48	49
EIG Investors Corp., 10.9%, 2/1/24	(d) (j)	Internet	27	27	28
Endeavor Energy Resources LP / EER Finance, Inc., 6.6%, 7/15/25	(d) (j) (k)	Oil & Gas	30	30	32
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26	(d) (j) (k)	Oil & Gas	86	84	87
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(d) (j) (k)	Oil & Gas	5	4	5
ESH Hospitality, Inc., 4.6%, 10/1/27	(d) (j) (k)	Real Estate Investment Trusts	42	40	40
Fidelity & Guaranty Life Holdings, Inc., 5.5%, 5/1/25	(d) (j) (k)	Insurance	36	40	40
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(d) (j)	Auto Manufacturers	200	177	204
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(d) (j)	Mining	17	17	18
Freeport-McMoRan, Inc., 4.4%, 8/1/28	(d)	Mining	10	10	11
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(d) (j)	Mining	14	14	15
Freeport-McMoRan, Inc., 4.6%, 8/1/30	(d)	Mining	10	10	11
Frontier Communications Corp., 10.5%, 9/15/22	(d) (g) (h) (j)	Telecommunications	278	164	98
Frontier North, Inc., 6.7%, 2/15/28	(d) (g) (h) (j)	Telecommunications	550	508	491
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	(d) (j)	Pipelines	4	3	4
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/26	(d) (j)	Pipelines	58	50	55
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/28	(d) (j)	Pipelines	142	138	137
HCA, Inc., 5.6%, 9/1/28	(d) (j)	Healthcare-Services	35	39	42
HCA, Inc., 5.9%, 2/1/29	(d) (j)	Healthcare-Services	33	36	40
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d) (j) (k)	Pharmaceuticals	100	101	109
Hexion, Inc., 7.9%, 7/15/27	(d) (j) (k)	Chemicals	99	94	97
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/25	(d) (j) (k)	Lodging	21	21	22
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(d) (j) (k)	Lodging	44	45	47
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/26	(d) (j) (k)	Pharmaceuticals	58	59	61
Hyatt Hotels Corp., 5.4%, 4/23/25	(d) (j)	Lodging	16	16	17
Hyatt Hotels Corp., 5.8%, 4/23/30	(d) (j)	Lodging	24	25	27

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(d) (j) (k)	Chemicals	$104	$104	$112
JPMorgan Chase & Co., 5.0% 8/1/24 (fixed, converts to FRN on 8/01/24)	(d) (j) (l) (m)	Commercial Banks	45	37	45
JPMorgan Chase & Co., 4.6% 2/1/25 (fixed, converts to FRN on 2/01/25)	(d) (j) (l) (m)	Commercial Banks	27	24	26
Kraft Heinz Foods Co., 3.9%, 5/15/27	(d) (j) (k)	Food	31	31	33
Kraft Heinz Foods Co., 4.3%, 3/1/31	(d) (j) (k)	Food	35	35	39
Kraft Heinz Foods Co., 5.0%, 6/4/42	(d) (j)	Food	47	43	53
L Brands, Inc., 9.4%, 7/1/25	(d) (k)	Retail	31	31	35
L Brands, Inc., 6.7%, 1/15/27	(d) (j)	Retail	16	14	16
Liberty Interactive LLC, 4.0%, 11/15/29	(d) (j)	Media Entertainment	251	181	179
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(d) (k)	Lodging	54	55	50
MEDNAX, Inc., 6.3%, 1/15/27	(d) (j) (k)	Healthcare-Services	59	61	62
Methanex Corp., 5.3%, 12/15/29	(d) (j)	Chemicals	218	208	211
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.6%, 6/15/25	(d) (j) (k)	Real Estate Investment Trusts	8	8	8
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/27	(d) (j)	Real Estate Investment Trusts	166	176	180
Michaels Stores, Inc., 8.0%, 7/15/27	(d) (j) (k)	Retail	61	59	57
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(d) (j) (k)	Coal	182	180	154
Navient Corp., 5.6%, 8/1/33	(d) (j)	Diversified Financial Services	81	67	69
Nine Energy Service, Inc., 8.8%, 11/1/23	(d) (j) (k)	Oil & Gas Services	33	33	15
Noble Energy, Inc., 5.1%, 11/15/44	(d) (j)	Oil & Gas	18	13	24
NOVA Chemicals Corp., 5.3%, 6/1/27	(d) (j) (k)	Chemicals	86	86	81
NuStar Logistics LP, 5.6%, 4/28/27	(d) (j)	Pipelines	15	14	15
Occidental Petroleum Corp., 2.7%, 2/15/23	(d) (j)	Oil & Gas	23	19	22
Occidental Petroleum Corp., 3.5%, 6/15/25	(d) (j)	Oil & Gas	30	22	28
Occidental Petroleum Corp., 3.4%, 4/15/26	(d) (j)	Oil & Gas	66	49	60
Occidental Petroleum Corp., 3.2%, 8/15/26	(d) (j)	Oil & Gas	27	19	25
Occidental Petroleum Corp., 3.0%, 2/15/27	(d) (j)	Oil & Gas	80	58	71
Occidental Petroleum Corp., 8.5%, 7/15/27	(d) (j)	Oil & Gas	29	29	32
Occidental Petroleum Corp., 3.5%, 8/15/29	(d) (j)	Oil & Gas	65	51	58
OneMain Finance Corp., 7.1%, 3/15/26	(d) (j)	Diversified Financial Services	39	41	46
OneMain Finance Corp., 6.6%, 1/15/28	(d) (j)	Diversified Financial Services	12	12	14
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/25	(d) (j) (k)	Oil & Gas	14	13	14
Parsley Energy LLC/Parsley Finance Corp., 5.3%, 8/15/25	(d) (j) (k)	Oil & Gas	16	14	16
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/27	(d) (j) (k)	Oil & Gas	72	60	76
Post Holdings, Inc., 5.5%, 12/15/29	(d) (j) (k)	Food	86	91	94
PTC, Inc., 4.0%, 2/15/28	(d) (j) (k)	Software	33	33	35
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/38	(d) (j)	Municipal	5	4	5
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(d) (g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 0.0%, 7/1/18	(d) (g) (h) (n)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 0.0%, 7/1/20	(d) (g) (h) (n)	Municipal	15	11	9
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(d) (g) (h)	Municipal	8	8	6
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(d) (g) (h)	Municipal	8	8	6
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(d) (g) (h) (j)	Municipal	5	4	3

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(d) (g) (h)	Municipal	$2	$2	$2
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(d) (g) (h)	Municipal	2	2	2
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(d) (g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/27	(d) (g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(d) (g) (h)	Municipal	145	91	100
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(d) (g) (h) (j)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(d) (g) (h)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(d) (g) (h)	Municipal	130	81	89
Puerto Rico Electric Power Authority, 0.9%, 7/1/31 (3 mo. USD LIBOR + 0.7%)	(d) (g) (h) (l)	Municipal	15	11	9
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(d) (g) (h) (j)	Municipal	50	39	35
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(d) (g) (h) (j)	Municipal	15	12	11
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(d) (g) (h) (j)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.3%, 7/1/42	(d) (g) (h) (j)	Municipal	55	39	38
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.3%, 7/1/40	(d) (j)	Municipal	106	105	111
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/46	(d) (j) (n)	Municipal	374	90	109
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/51	(d) (j) (n)	Municipal	84	17	18
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/53	(d) (j)	Municipal	24	22	26
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/53	(d) (j)	Municipal	3	2	3
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.5%, 7/1/53	(d) (j)	Municipal	7	6	7
Quicken Loans, Inc., 5.3%, 1/15/28	(d) (j) (k)	Diversified Financial Services	76	78	82
Science Applications International Corp., 4.9%, 4/1/28	(d) (j) (k)	Computers	37	37	39
SES GLOBAL Americas Holdings GP, 5.3%, 3/25/44	(d) (j) (k)	Telecommunications	12	11	13
SES SA, 5.3%, 4/4/43	(d) (j) (k)	Telecommunications	7	7	7
SESI LLC, 7.1%, 12/15/21	(d) (k)	Oil & Gas Services	117	106	47
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(d) (j) (k)	Oil & Gas	173	154	66
Sinclair Television Group, Inc., 5.9%, 3/15/26	(d) (j) (k)	Media Entertainment	7	7	7
Sinclair Television Group, Inc., 5.1%, 2/15/27	(d) (j) (k)	Media Entertainment	43	40	42
Sirius XM Radio, Inc., 5.0%, 8/1/27	(d) (j) (k)	Media Entertainment	33	34	35
Sirius XM Radio, Inc., 5.5%, 7/1/29	(d) (j) (k)	Media Entertainment	2	2	2
Southern California Edison Co., 6.3% 2/1/22 (fixed, converts to FRN on 2/1/22)	(d) (j) (l) (m)	Electric	60	60	60
Sprint Capital Corp., 6.9%, 11/15/28	(d) (j)	Telecommunications	32	37	42
Sprint Corp., 7.6%, 3/1/26	(d) (j)	Telecommunications	34	40	43
SRC Energy, Inc., 6.3%, 12/1/25	(d)	Oil & Gas	83	81	75
Standard Industries, Inc., 4.8%, 1/15/28	(d) (j) (k)	Building Materials	4	4	4
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25	(d) (j) (k)	Coal	67	67	62
Tapestry, Inc., 4.3%, 4/1/25	(d) (j)	Apparel	54	47	55
Tapestry, Inc., 4.1%, 7/15/27	(d) (j)	Apparel	46	38	44
Teck Resources Ltd., 6.3%, 7/15/41	(d) (j)	Mining	26	28	29
Teva Pharmaceutical Finance Netherlands II B.V., 4.5%, 3/1/25	(d) (j)	Pharmaceuticals	€100	105	119
TransDigm, Inc., 5.5%, 11/15/27	(d)	Aerospace/Defense	$72	53	68
UniCredit SpA, 5.5%, 6/30/35 (fixed, converts to FRN on 6/30/35)	(d) (j) (k) (l)	Commercial Banks	200	200	206
Vail Resorts, Inc., 6.3%, 5/15/25	(d) (j) (k)	Entertainment	33	33	36
Valaris Plc, 7.4%, 6/15/25	(d) (g) (h) (j)	Oil & Gas	6	3	1

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Valaris Plc, 7.8%, 2/1/26	(d)	Oil & Gas	$23	$22	$1
Viking Cruises Ltd., 5.9%, 9/15/27	(d) (j) (k)	Leisure Time	29	29	19
Vistra Operations Co. LLC, 5.5%, 9/1/26	(d) (j) (k)	Electric	13	13	14
Vistra Operations Co. LLC, 5.6%, 2/15/27	(d) (j) (k)	Electric	40	42	43
Vistra Operations Co. LLC, 5.0%, 7/31/27	(d) (j) (k)	Electric	59	61	63
Western Midstream Operating LP, 4.1%, 2/1/25	(d) (j)	Pipelines	34	28	34
Western Midstream Operating LP, 4.7%, 7/1/26	(d) (j)	Pipelines	28	23	29
Western Midstream Operating LP, 4.5%, 3/1/28	(d) (j)	Pipelines	18	14	18
Western Midstream Operating LP, 4.8%, 8/15/28	(d) (j)	Pipelines	3	2	3
Western Midstream Operating LP, 5.1%, 2/1/30	(d) (j)	Pipelines	48	37	49
Williams Companies, Inc., 6.3%, 4/15/40	(d) (j)	Pipelines	101	107	131
Williams Companies, Inc., 5.4%, 3/4/44	(d) (j)	Pipelines	4	3	5
WPX Energy, Inc., 5.8%, 6/1/26	(d) (j)	Oil & Gas	8	5	8
WPX Energy, Inc., 5.3%, 10/15/27	(d) (j)	Oil & Gas	19	14	19
WPX Energy, Inc., 4.5%, 1/15/30	(d) (j)	Oil & Gas	30	16	28
XPO CNW, Inc., 6.7%, 5/1/34	(d) (j)	Transportation	42	41	44
XPO Logistics, Inc., 6.3%, 5/1/25	(d) (j) (k)	Transportation	27	29	29
Total Unsecured Bonds				$7,320	$7,465
Collateralized Loan Obligation (CLO) / Structured Credit—8.8%
Accunia European CLO I B.V., 2.7%, 7/15/30 (3 mo. EURIBOR + 2.7%)	(d) (k) (l)	EUR CLO	€250	$284	$292
Accunia European CLO III DAC, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(d) (l)	EUR CLO	100	108	109
AlbaCore EURO CLO I DAC, 3.9%, 7/18/31 (3 mo. EURIBOR + 3.9%)	(d) (k) (l)	EUR CLO	250	275	293
Ares XXXVII CLO Ltd., 2.9%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(d) (k) (l)	USD CLO	$250	247	226
Ares XXXVR CLO Ltd., 3.3%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(d) (k) (l)	USD CLO	250	250	230
Avoca CLO XX DAC, 3.9%, 7/15/32 (3 mo. EURIBOR + 3.9%)	(d) (l)	USD CLO	€100	110	114
Black Diamond CLO 2014-1 Ltd., 5.6%, 10/17/26 (3 mo. USD LIBOR + 5.3%)	(d) (j) (l)	USD CLO	$250	249	207
CVP Cascade CLO-2 Ltd., 4.1%, 7/18/26 (3 mo. USD LIBOR + 3.8%)	(d) (k) (l)	USD CLO	250	250	238
Erna Srl, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(d) (l)	EUR CLO	€191	213	224
Euro-Galaxy VII CLO DAC, 4.0%, 4/25/32 (3 mo. EURIBOR + 4.0%)	(d) (l)	EUR CLO	100	110	115
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(d) (l)	EUR CLO	100	114	110
Man GLG US CLO 2018-2 Ltd., 3.8%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(d) (k) (l)	USD CLO	$250	249	228
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 0.7%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(d) (k) (l)	USD CDO	205	167	144
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.7%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(d) (k) (l)	USD CDO	93	75	58
Sudbury Mill CLO Ltd., 3.8%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(d) (k) (l)	USD CLO	250	249	241
Trinitas CLO VII Ltd., 3.7%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(d) (k) (l)	USD CLO	250	229	223
Tymon Park CLO DAC, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(d) (l)	EUR CLO	€100	113	105

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
WhiteHorse VIII Ltd., 2.6%, 5/1/26 (3 mo. USD LIBOR + 2.0%)	(d) (k) (l)	USD CLO	$250	$231	$243
Total Collateralized Loan Obligation / Structured Credit				$3,523	$3,400

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—0.4%
Petroleos Mexicanos, 6.5%, 1/23/27	(d) (j)	Oil & Gas	$154	$142	$147
Petroleos Mexicanos, 6.8%, 1/23/30	(d) (j)	Oil & Gas	30	27	28
Total Emerging Markets Debt				$169	$175

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Convertible Preferred Stocks—0.0%
Northern Oil and Gas, Inc., 6.5%	(d) (k) (m)	Oil & Gas	234	$24	$11
Total Convertible Preferred Stocks				$24	$11

Common Equity—0.3%
Hexion Holdings Corp., Class B	(d) (g)	Chemicals	2,691	$35	$18
Hexion Holdings Corp., Warrants	(d) (g)	Chemicals	2,976	42	21
Quorum Health Corp.	(d) (g)	Healthcare-Services	6,237	63	62
Total Common Equity				$140	$101

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—5.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(o)	0.11%	2,082,000	$2,082	$2,082
Total Short-Term Investments				$2,082	$2,082
TOTAL INVESTMENTS—94.1%				$36,903	$36,482
OTHER ASSETS IN EXCESS OF LIABILITIES—5.9%(p)					2,310
NET ASSETS—100.0%					$38,792

Shares outstanding at period end (Class A)					848,659
Net asset value per common share at period end (Class A)					$11.94
Shares outstanding at period end (Class I)					2,403,511
Net asset value per common share at period end (Class I)					$11.93

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	12/16/20	USD	10	EUR	9	$—	$1
Bank of America, N.A.	12/16/20	USD	4	EUR	4	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	96	EUR	86	—	5
JPMorgan Chase Bank, N.A.	12/16/20	USD	112	EUR	100	—	6
JPMorgan Chase Bank, N.A.	12/16/20	USD	38	EUR	34	—	2
State Street Bank and Trust Company	12/16/20	USD	19	EUR	16	—	—
State Street Bank and Trust Company	12/16/20	USD	40	EUR	34	—	1
State Street Bank and Trust Company	12/16/20	GBP	66	USD	82	5	—
State Street Bank and Trust Company	12/16/20	EUR	64	USD	72	3	—
State Street Bank and Trust Company	12/16/20	EUR	63	USD	71	3	—
State Street Bank and Trust Company	12/16/20	EUR	230	USD	263	9	—
State Street Bank and Trust Company	12/16/20	USD	239	EUR	213	—	13
State Street Bank and Trust Company	12/16/20	USD	98	EUR	87	—	5
State Street Bank and Trust Company	12/16/20	USD	44	EUR	39	—	2
State Street Bank and Trust Company	12/16/20	USD	103	GBP	82	—	4
State Street Bank and Trust Company	12/16/20	USD	90	EUR	80	—	4
State Street Bank and Trust Company	12/16/20	USD	286	EUR	250	—	9
State Street Bank and Trust Company	12/16/20	USD	208	EUR	181	—	6
Total Forward Foreign Currency Exchange Contracts						$20	$58

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	1	Short	9/21/20	$139	$—	$1
Total Interest Rate Futures Contracts					$—	$1

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 116	USD131	3/29/21	Quarterly	$(4)	$—	$4
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 275	USD310	7/12/21	Quarterly	(14)	—	14
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 900	USD1,024	12/3/23	Quarterly	(35)	—	35
Total Cross-Currency Swaps							$(53)	$—	$53

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Multi-Alternative Income (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Security held in Fund’s wholly-owned subsidiary, FS Multi Alternative Credit LLC.

(e)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2020, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.15%, 0.25% and 0.31%, respectively, the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.46)%, and the U.S. Prime Lending Rate (“Prime” or “P”) was 3.25%.

(f)	Position or portion thereof unsettled as of July 31, 2020.

(g)	Security is non-income producing.

(h)	Security is in default.

(i)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2020, there were no securities rehypothecated by BNP.

(k)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,275, which represents approximately 21.3% of net assets as of July 31, 2020.

(l)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(m)	The security has a perpetual maturity; the date displayed is the next call date.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(o)	Rate represents the seven-day yield as of July 31, 2020.

(p)	Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

CDO	- Collateralized Debt Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
USD	- U.S. Dollar

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2020 (in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Real Estate Funds	$15,000	$15,789	43%
Senior Secured Loans—First Lien	4,529	3,602	10%
Senior Secured Loans—Second Lien	300	146	1%
Senior Secured Bonds	3,816	3,711	10%
Unsecured Bonds	7,320	7,465	20%
Collateralized Loan Obligation (CLO) / Structured Credit	3,523	3,400	9%
Emerging Markets Debt	169	175	1%
Convertible Preferred Stocks	24	11	0%
Common Equity	140	101	0%
Short-Term Investments	2,082	2,082	6%
Total	$36,903	$36,482	100%

(1)

Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. As of July 31, 2020, the Fund had unfunded commitments of $7.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
Real Estate	$16,152	44%
Telecommunications	1,998	6%
USD CLO	1,950	5%
Oil & Gas	1,605	4%
EUR CLO	1,248	3%
Pipelines	999	3%
Pharmaceuticals	834	2%
Retail	781	2%
Chemicals	767	2%
Electric	625	2%
Municipal	614	2%
Healthcare-Services	551	2%
Media Entertainment	527	1%
Computers	453	1%
Food	401	1%
Entertainment	377	1%
Leisure Time	375	1%
Other	4,143	12%
Short-Term Investments	2,082	6%
Total	$36,482	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2020 (in thousands)

As of July 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$3,602	$—	$3,602
Senior Secured Loans—Second Lien	—	146	—	146
Senior Secured Bonds	—	3,711	—	3,711
Unsecured Bonds	—	7,465	—	7,465
CLO/Structured Credit	—	3,400	—	3,400
Emerging Markets Debt	—	175	—	175
Convertible Preferred Stocks	11	—		11
Common Equity	101	—	—	101
Short-Term Investments	2,082	—	—	2,082
Subtotal	2,194	18,499	—	20,693
Real Estate Funds	—	—	—	15,789
Total Investments	2,194	18,499	—	36,482
Forward Foreign Currency Exchange Contracts	—	20	—	20
Total Assets	$2,194	$18,519	—	$36,502

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(58)	—	$(58)
Future Contracts	(1)	—	—	(1)
Cross-Currency Swaps	—	(53)	—	(53)
Total Liabilities	$(1)	$(111)	—	$(112)

In accordance with ASC 820, private real estate funds are measured at estimated net asset value as a practical expedient and not included in the fair value hierarchy.